LOANS	12 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Financing Receivables [Text Block]
NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2015	2014

Residential real estate
One- to four-family	$191,721	$193,381
Multi-family	16,621	14,002
Construction	3,780	2,122
Land	2,021	2,362
Farm	1,567	1,644
Nonresidential real estate	22,118	21,945
Commercial and industrial	1,782	2,080
Consumer and other
Loans on deposits	2,262	2,564
Home equity	5,477	5,359
Automobile	73	64
Unsecured	605	638
	248,027	249,161

Undisbursed portion of loans in process	(2,753)	(952)
Deferred loan origination costs, net	109	52
Allowance for loan losses	(1,568)	(1,473)
	$243,815	$246,788

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2015 and 2014. There were $3.5 million and $3.8 million in loans acquired with deteriorated credit quality at June 30, 2015 and 2014, respectively.

June 30, 2015:
		Loans
		acquired
		with		Ending
	Loans	deteriorated	Ending	allowance
	individually	credit	loans	attributed to	Unallocated	Total
(in thousands)	evaluated	quality	balance	loans	allowance	allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$1,743	$2,565	$4,308	$—	$—	$—
Land	476	381	857	—	—	—
Nonresidential real estate	241	526	767	—	—	—
Consumer and other:
Home equity	28	—	28	—	—	—
Unsecured	18	—	18	—	—	—
	2,506	3,472	5,978	—	—	—

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$187,413	$1,059	$—	$1,059
Multi-family			16,621	94	—	94
Construction			3,780	21	—	21
Land			1,164	7	—	7
Farm			1,567	9	—	9
Nonresidential real estate			21,351	121	—	121
Commercial and industrial			1,782	10	—	10
Consumer and other
Loans on deposits			2,262	13	—	13
Home equity			5,449	31	—	31
Automobile			73	—	—	—
Unsecured			587	3	—	3
Unallocated			—	—	200	200
			242,049	1,368	200	1,568
			$248,027	$1,368	$200	$1,568

June 30, 2014:

		Loans
		acquired
		with		Ending
	Loans	deteriorated	Ending	allowance
	individually	credit	loans	attributed to	Unallocated	Total
(in thousands)	evaluated	quality*	balance	loans	allowance	allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,159	$2,735	$4,894	$14	$—	$14
Farm	—	444	444	—	—	—
Nonresidential real estate	—	529	529	—	—	—
Commercial and industrial	—	68	68	—	—	—
	2,159	3,776	5,935	14	—	14

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$191,487	$989	$—	$989
Multi-family			14,002	73	—	73
Construction			2,122	11	—	11
Land			1,918	10	—	10
Farm			1,644	9	—	9
Nonresidential real estate			21,416	112	—	112
Commercial and industrial			2,012	11	—	11
Consumer and other
Loans on deposits			2,564	13	—	13
Home equity			5,359	28	—	28
Automobile			64	—	—	—
Unsecured			638	3	—	3
Unallocated			—	—	200	200
			243,226	1,259	200	1,459
			$249,161	$1,273	$200	$1,473

*These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

The following tables present impaired loans by class of loans as of and for the years ended June 30, 2015 and 2014:

	Unpaid
	Principal	Allowance
June 30, 2015:	Balance and	for Loan	Average	Interest	Cash Basis
	Recorded	Losses	Recorded	Income	Income
(in thousands)	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,308	$—	$4,075	$84	$84
Land	857	—	554	31	31
Nonresidential real estate	767	—	618	26	26
Commercial and industrial	—	—	19	6	6
Consumer and other
Home equity	28	—	28	—	—
Unsecured	18	—	7	—	—
Total	$5,978	$—	$5,301	$147	$147

	Unpaid
	Principal	Allowance
June 30, 2014:	Balance and	for Loan	Average	Interest	Cash Basis
	Recorded	Losses	Recorded	Income	Income
(in thousands)	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,694	$—	$6,887	$7	$7
Farm	444	—	465	—	—
Nonresidential real estate	529	—	538	—	—
Commercial and industrial	68	—	94	—	—
	$5,735	$—	$7,984	$7	$7

With an allowance recorded:
Residential real estate:
One- to four-family	200	14	206	—	—
Total	$5,935	$14	$8,190	$7	$7

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual status by class of loans as of June 30, 2015 and 2014. At June 30, 2015, the table below includes approximately $1.6 million of loans on nonaccrual and $1.5 million of loans past due over 90 days and still accruing that were acquired with deteriorated credit quality, while approximately $2.7 million of loans on nonaccrual and $1.7 million of loans past due over 90 days and still accruing that were acquired with deteriorated credit quality at June 30, 2014.

	June 30, 2015		June 30, 2014
		Loans Past		Loans Past
		Due Over 90		Due Over 90
		Days Still		Days Still
(in thousands)	Nonaccrual	Accruing	Nonaccrual	Accruing

One- to four-family residential real estate	$4,331	$1,745	$5,767	$3,513
Nonresidential real estate	410	—	384	—
Commercial and industrial	—	—	47	—
Consumer	26	—	29	—
	$4,767	$1,745	$6,227	$3,513

Troubled Debt Restructurings:

During the year ended June 30, 2015, the terms of a single one- to four family residential real estate loan totaling $20,000 was modified as a troubled debt restructuring (“TDR.”) The loan was modified because the borrower was exhibiting financial difficulty in making the original debt payments. The borrower was allowed to pay interest only for five months and the maturity date of the loan was extended accordingly.

During the year ended June 30, 2014, the terms of ten one- to four family residential real estate loans totaling $511,000 were modified as TDRs. Five of the loans were classified as TDRs because the borrower filed Chapter 7 bankruptcy without reaffirming their personal obligation to pay the debt. The other loans were modified because the borrower was exhibiting financial difficulty in making the original debt payments. Some of the loans were modified to lower the interest rate to prevailing rates offered by the bank at the time, while some other loans had the terms extended to provide the borrower with lower monthly payments.

In order to determine whether a borrower is experiencing financial difficulty, we consider the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

The following table presents loans classified as TDRs as of June 30, 2015 and 2014, and their performance, by modification type:

		Pre-	Post-		TDRs Not
		Modification	Modification	TDRs	Performing
		Outstanding	Outstanding	Performing	to
	Number	Recorded	Recorded	to Modified	Modified
(Dollars in thousands)	of Loans	Investment	Investment	Terms	Terms
June 30, 2015:
Residential Real Estate:
1-4 Family	38	$2,110	$1,851	$1,710	$141

June 30, 2014
Residential Real Estate:
1-4 Family	39	$2,230	$1,997	$1,621	$376

The Company had no allocated specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2015 or 2014. At June 30, 2015, $1.5 million in TDR loans were on nonaccrual status. The Company had no commitments to lend additional amounts as of June 30, 2015 and 2014, to customers with outstanding loans that are classified as troubled debt restructurings. The Company had no TDR loans default during fiscal 2015 and one TDR loan to default during the year ended June 30, 2014. The defaulted loan has not been included in the table above. The borrower had exhibited credit weaknesses when the loan was refinanced, which was the reason for the TDR classification initially. The borrower declared bankruptcy during fiscal 2014 and the loan, which had a carrying value of $486,000, was foreclosed upon in fiscal 2015 with the Company taking possession of the real estate property.

The following tables present the aging of the principal balance outstanding in past due loans as of June 30, 2015 and 2014, by class of loans. At June 30, 2015, the table below includes approximately $666,000 of loans 30-89 days past due and $1.0 million of loans past due over 90 days that were acquired with deteriorated credit quality, while approximately $978,000 of loans 30-89 days past due and $1.8 million of loans past due over 90 days that were acquired with deteriorated credit quality at June 30, 2014.

June 30, 2015:

		Greater		Loans
		than 90	Total	Not
	30-89 Days	Days Past	Past	Past
(in thousands)	Past Due	Due	Due	Due	Total

Residential real estate:
One-to four-family	$5,129	$3,233	$8,362	$183,359	$191,721
Multi-family	—	—	—	16,621	16,621
Construction	—	—	—	3,780	3,780
Land	344	262	606	1,415	2,021
Farm	—	—	—	1,567	1,567
Nonresidential real estate	142	388	530	21,588	22,118
Commercial and industrial	—	—	—	1,782	1,782
Consumer and other:
Loans on deposits	—	—	—	2,262	2,262
Home equity	20	—	20	5,457	5,477
Automobile	—	—	—	73	73
Unsecured	13	18	31	574	605
Total	$5,648	$3,901	$9,549	$238,478	$248,027

June 30, 2014:
		Greater
		than 90	Total	Loans
	30-89 Days	Days	Past	Not Past
(in thousands)	Past Due	Past Due	Due	Due	Total

Residential real estate:
One-to four-family	$4,481	$9,060	$13,541	$182,840	$196,381
Multi-family	—	—	—	14,002	14,002
Construction	343	—	343	1,779	2,122
Land	—	364	364	1,998	2,362
Farm	—	—	—	1,644	1,644
Nonresidential real estate	375	396	771	21,174	21,945
Commercial and industrial	—	88	88	1,992	2,080
Consumer and other:
Loans on deposits	—	—	—	2,564	2,564
Home equity	—	33	33	5,326	5,359
Automobile	—	—	—	64	64
Unsecured	68	—	68	570	638
Total	$5,267	$9,941	$15,208	$233,953	$249,161

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2015, and 2014, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2015:
		Special			Not
(in thousands)	Pass	Mention	Substandard	Doubtful	rated

Residential real estate:
One- to four-family	$—	$6,914	$9,371	$—	$175,436
Multi-family	16,621	—	—	—	—
Construction	3,780	—	—	—	—
Land	1,164	—	857	—	—
Farm	1,567	—	—	—	—
Nonresidential real estate	20,198	1,131	789	—	—
Commercial and industrial	1,750	32	—	—	—
Consumer and other:
Loans on deposits	2,262	—	—	—	—
Home equity	5,448	—	29	—	—
Automobile	73	—	—	—	—
Unsecured	605	—	—	—	—

June 30, 2014:

		Special			Not
(in thousands)	Pass	Mention	Substandard	Doubtful	rated

Residential real estate:
One- to four-family	$-	$2,928	$11,287	$—	$182,166
Multi-family	14,002	—	—	—	—
Construction	2,122	—	—	—	—
Land	1,366	—	996	—	—
Farm	1,644	—	—	—	—
Nonresidential real estate	18,920	965	2,060	—	—
Commercial and industrial	2,014	—	66	—	—
Consumer and other:
Loans on deposits	2,564	—	—	—	—
Home equity	5,359	—	—	—	—
Automobile	64	—	—	—	—
Unsecured	606	3	29	—	—

The activity in the allowance for loan losses is summarized as follows for the years ended June 30:

(in thousands)	2015	2014

Balance at beginning of year	$1,473	$1,310
Provision for losses on loans	343	580
Charge-offs, net	(248)	(417)
Balance at end of year	$1,568	$1,473

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2015 and 2014:

June 30, 2015:

		Provision
	Beginning	for loan	Loans		Ending
(in thousands)	balance	losses	charged off	Recoveries	balance

Residential real estate:
One- to four-family	$999	$307	$(274)	$26	$1,058
Multi-family	74	19	—	—	93
Construction	11	10	—	—	21
Land	10	(1)	—	—	9
Farm	9	—	—	—	9
Nonresidential real estate	114	7	—	—	121
Commercial and industrial	11	(1)	—	—	10
Consumer and other:
Loans on deposits	14	(1)	—	—	13
Home equity	28	3	—	—	31
Automobile	—	—	—	—	—
Unsecured	3	—	—	—	3
Unallocated	200	—	—	—	200
Totals	$1,473	$343	$(274)	$26	$1,568

June 30, 2014:

		Provision
	Beginning	for loan	Loans		Ending
(in thousands)	balance	losses	charged off	Recoveries	balance

Residential real estate:
One- to four-family	$871	$546	$(467)	$49	$999
Multi-family	63	11	—	—	74
Construction	8	3	—	—	11
Land	12	(2)	—	—	10
Farm	6	3	—	—	9
Nonresidential real estate	94	20	—	—	114
Commercial and industrial	13	(2)	—	—	11
Consumer and other:
Loans on deposits	12	2	—	—	14
Home equity	25	3	—	—	28
Automobile	—	—	—	—	—
Unsecured	6	(4)	—	1	3
Unallocated	200	—	—	—	200
Totals	$1,310	$580	$(467)	$50	$1,473

Purchased Loans:

The Company purchased loans during the fiscal year ended June 30, 2013 for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans, net of a credit quality component of $616,000 and $782,000, at June 30, 2015 and 2014, respectively, is as follows:

(in thousands)	2015	2014

Residential real estate:
One- to four-family	$2,565	$2,735
Land	381	444
Nonresidential real estate	526	529
Commercial non-mortgage loans	—	68
Outstanding balance	$3,472	$3,776

Accretable yield, or income expected to be collected, for the years ended June 30 was as follows:

(in thousands)	2015	2014

Balance at beginning of year	$1,478	$1,294
Accretion of income	(457)	(155)
Reclassifications from nonaccretable difference	—	339
Disposals	—	—
Balance at end of year	$1,021	$1,478

For those purchased loans disclosed above, the Company made no increase in allowance for loan losses for the years ended June 30, 2015 or 2014, nor were any allowance for loan losses reversed during those years.